Financial liabilities - Disclosure of Financial Liabilities Per Maturity (Details) € in Thousands					1 Months Ended	12 Months Ended
	Aug. 31, 2022 EUR (€) loan	Jan. 05, 2022 EUR (€) loan_agreement	Aug. 11, 2020 EUR (€) installment	Aug. 30, 2019 EUR (€)	Aug. 31, 2022 EUR (€) loan	Dec. 31, 2023 EUR (€) loan	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 loan	Dec. 31, 2022 loan_agreement	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jul. 03, 2017 EUR (€)	Dec. 31, 2013 EUR (€)
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						€ 42,251	€ 44,251	€ 19,087
Proceeds from borrowings						0	0	28,700
Proceeds from lease liabilities and other non cash effects						(589)	42	(1,408)
Repayments of borrowings and lease liabilities						(1,773)	(2,042)	(2,128)
Financial liabilities at end of period						39,893	42,251	44,251
Financial liabilities						39,893	42,251	44,251			€ 19,087
Current prepaid expenses						5,693	4,672	2,582
Guarantees
Disclosure of financial liabilities [Line Items]
Current prepaid expenses						€ 1,005	€ 1,256
PGE loan agreement, Societe Generale
Disclosure of financial liabilities [Line Items]
Borrowing, maturity					4 years
Borrowings, interest rate	1.56%				1.56%
Number of loans | loan					2
PGE loan agreement, Societe Generale | Guarantees
Disclosure of financial liabilities [Line Items]
Current prepaid expenses	€ 877				€ 877
PGE loan agreement, BNP Paribas
Disclosure of financial liabilities [Line Items]
Borrowings, interest rate	0.95%				0.95%
PGE loan agreement, BNP Paribas | Guarantees
Disclosure of financial liabilities [Line Items]
Current prepaid expenses	€ 379				€ 379
PGE loan agreement, Societe Generale and BNP Paribas
Disclosure of financial liabilities [Line Items]
Borrowing, number of loan agreement	2				2	2			2	2
Borrowing, maturity	5 years						5 years
Borrowing, grace period	1 year
BPI PTZI IPH41
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period							€ 0	150
Proceeds from borrowings								0
Proceeds from lease liabilities and other non cash effects
Repayments of borrowings and lease liabilities								(150)
Financial liabilities at end of period								0
Financial liabilities								0			150
BPI Refundable advance - FORCE
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period							0	1,454
Proceeds from borrowings								0
Proceeds from lease liabilities and other non cash effects								(1,454)
Repayments of borrowings and lease liabilities								0
Financial liabilities at end of period								0
Financial liabilities								0			1,454
Property transaction (down-payment)
Disclosure of financial liabilities [Line Items]
Financial liabilities down payment at beginning of period						€ 0	0
Proceeds from borrowings							0
Proceeds from lease liabilities and other non cash effects							0
Repayments of borrowings, down payment							0
Financial liabilities down payment at end of period							0	0
Lease liabilities – Building "Le Virage"
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						1,353	1,875	2,387
Proceeds from borrowings						0	0	0
Proceeds from lease liabilities and other non cash effects						(685)	0	0
Repayments of borrowings and lease liabilities						(293)	(522)	(512)
Financial liabilities at end of period						375	1,353	1,875
Financial liabilities						375	1,353	1,875			2,387
Lease liabilities – Premises Innate Inc
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						345	391	447
Proceeds from borrowings						0	0	0
Proceeds from lease liabilities and other non cash effects						0	15	(16)
Repayments of borrowings and lease liabilities						(99)	(61)	(40)
Financial liabilities at end of period						246	345	391
Financial liabilities						246	345	391			447
Lease liabilities – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						287	464	639
Proceeds from borrowings						0	0	0
Proceeds from lease liabilities and other non cash effects						0	0	0
Repayments of borrowings and lease liabilities						(178)	(177)	(175)
Financial liabilities at end of period						109	287	464
Financial liabilities						109	287	464			639
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						33	53	21
Proceeds from borrowings						0	0	0
Proceeds from lease liabilities and other non cash effects						80	12	62
Repayments of borrowings and lease liabilities						(31)	(32)	(30)
Financial liabilities at end of period						85	33	53
Financial liabilities						85	33	53			21
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						27	35	41
Proceeds from borrowings						0	0	0
Proceeds from lease liabilities and other non cash effects						0	0	0
Repayments of borrowings and lease liabilities						(9)	(8)	(6)
Financial liabilities at end of period						18	27	35
Financial liabilities						18	27	35			41
Loans – Equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						154	209	262
Proceeds from borrowings						0	0	0
Proceeds from lease liabilities and other non cash effects						0	0	0
Repayments of borrowings and lease liabilities						(55)	(55)	(53)
Financial liabilities at end of period						99	154	209
Financial liabilities						99	154	209			262
Loans - Building
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						11,338	12,525	13,687
Proceeds from borrowings						0	0	0
Proceeds from lease liabilities and other non cash effects						17	0	0
Repayments of borrowings and lease liabilities						(1,108)	(1,187)	(1,162)
Financial liabilities at end of period						10,247	11,338	12,525
Financial liabilities						10,247	11,338	12,525			13,687
PGE loan agreement, Societe Generale
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						20,000	20,000
Proceeds from borrowings						0	0
Proceeds from lease liabilities and other non cash effects						0	0
Repayments of borrowings and lease liabilities						0	0
Financial liabilities at end of period						20,000	20,000	20,000
Financial liabilities						20,000	20,000	20,000
Notional amount		€ 20,000
PGE loan agreement, BNP Paribas
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						8,700	8,700
Proceeds from borrowings						0	0
Proceeds from lease liabilities and other non cash effects						0	0
Repayments of borrowings and lease liabilities						0	0
Financial liabilities at end of period						8,700	8,700	8,700
Financial liabilities						8,700	8,700	8,700
Notional amount		8,700
State guaranteed loans - accrued interest
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						15	0
Proceeds from borrowings						0	0
Proceeds from lease liabilities and other non cash effects						(1)	15
Repayments of borrowings and lease liabilities						0	0
Financial liabilities at end of period						14	15	0
Financial liabilities						€ 14	€ 15	€ 0
Interest-free loan for innovation
Disclosure of financial liabilities [Line Items]
Financial liabilities															€ 1,500
BPI France, Covid-19 Program
Disclosure of financial liabilities [Line Items]
Notional amount			€ 6,800
Financing agreement, number of instalments | installment			4
Financing agreement, funding in tranche			€ 1,700
Financing agreement, remaining number of instalments | installment			3
Repayable advance received											€ 1,454
PGE loan agreement, Societe Generale and BNP Paribas
Disclosure of financial liabilities [Line Items]
Notional amount		€ 28,700
Borrowing, number of loan agreement | loan_agreement		2
Borrowing, maturity		1 year
Borrowing, maturity, extension period option		5 years
Borrowing, percentage of state-guaranteed loan		90.00%
Loan agreement with Société Générale
Disclosure of financial liabilities [Line Items]
Proceeds from borrowings				€ 13,900
Financial liabilities												€ 1,300	€ 1,300
Loan agreement, maximum borrowing capacity														€ 15,200